Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of significant subsidiaries [line items]
Current assets	$ 31,033	$ 22,830
Non-current assets	90,354	85,960	$ 78,024
Current liabilities	(16,465)	(15,639)
Non-current liabilities	(48,601)	(40,933)
Net assets	56,321	52,218
Net assets attributable to NCI	5,398	4,553
Revenue	58,760	51,262	55,658
Profit after taxation	13,026	11,143	9,601
Other comprehensive income	(71)	(14)	9
Total comprehensive income	12,955	11,129	9,610
Profit after taxation attributable to NCI	3,193	2,124	1,704
Other comprehensive income attributable to NCI	(3)	(5)
Net operating cash flow	21,778	18,692	20,665
Net investing cash flow	(12,011)	(13,350)	(8,762)
Net financing cash flow	(3,280)	(5,971)	(11,669)
Dividends paid to NCI	$ 2,355	1,873
Distribution to NCI		$ 2	$ 13
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 4,682	$ 3,630
Non-current assets	14,850	13,939
Current liabilities	(2,949)	(2,074)
Non-current liabilities	(5,060)	(5,917)
Net assets	11,523	9,578
Net assets attributable to NCI	4,897	4,071
Revenue	17,054	13,177
Profit after taxation	6,732	4,237
Other comprehensive income	(7)	(9)
Total comprehensive income	6,725	4,228
Profit after taxation attributable to NCI	2,861	1,801
Other comprehensive income attributable to NCI	(3)	(4)
Net operating cash flow	7,551	6,263
Net investing cash flow	(2,108)	(2,390)
Net financing cash flow	(4,987)	(3,413)
Dividends paid to NCI	2,032	1,488
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	501	482
Profit after taxation attributable to NCI	332	323
Other comprehensive income attributable to NCI	0	(1)
Dividends paid to NCI	$ 323	$ 385